Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Details of Other in the Consolidated Statement of Cash Flow
Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,

	2023	2022
Non-cash employee benefit charges	139	160
Net losses (gains) on foreign exchange and derivative financial instruments	195	(441)
Fair value adjustments (see note 5)	2	(19)
Other	(38)	24
	298	(276)

Details of Changes in Working Capital and Other Items
Details of “Changes in working capital and other items” are as follows:

	Year ended December 31,

	2023	2022
Trade and other receivables	(83)	(28)
Prepaid expenses and other current assets	51	(2)
Other financial assets	-	42
Payables, accruals and provisions	(166)	(137)
Deferred revenue	74	75
Other financial liabilities	-	(42)
Income taxes (1)	642	146
Other	(61)	(46)
	457	8
(1) Both periods include current tax liabilities that were recorded on the sale of LSEG shares (see note 9), for which the tax payments are included in investing activities.

Details of Income Taxes Paid
Details of income
taxes
paid are as follows:

	Year ended December 31,

	2023	2022
Operating activities - continuing operations	(163)	(193)
Investing activities - continuing operations	(705)	(7)
Investing activities - discontinued operations (1)	(1)	(16)
Total income taxes paid	(869)	(216)